Net income attributable to non-controlling interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net income attributable to non-controlling interests [line items]
Net income attributable to non-controlling interests	€ 36	€ 113	€ 56
Share of net income attributable to non-controlling interests
Disclosure of net income attributable to non-controlling interests [line items]
Net income attributable to non-controlling interests	€ 36	€ 113	€ 56